SHORT-TERM BANK LOANS (Narrative) (Details) - Unsecured Debt [Member]	1 Months Ended
	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Bank Of China [Member]
Short-term Debt, Interest Rate, Stated Percentage		4.5675%		4.5675%
Short-term Debt,Maturity Date		Mar. 21, 2018
Short-term Debt		$ 8,715,000		¥ 60,000,000
Short Term Debt, Repaid Date		May 31, 2017
China Everbright Bank [Member]
Short-term Debt, Interest Rate, Stated Percentage	4.35%		4.35%
Short-term Debt,Maturity Date	Mar. 31, 2018
Short-term Debt	$ 14,465,780		¥ 98,000,000
Short Term Debt, Repaid Date	Jul. 31, 2017